Other Income - Summary of Other Income (Detail) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of other operating income expense [abstract]
Gains on sale of assets held for sale, fixed assets and investments in associates and joint ventures	R$ 398	R$ 233	R$ 97
Recovery of expenses	254	331	210
Reversal of provisions	201	156	455
Program for Cash or Installment Payment of Federal Taxes		13	65
Other	906	649	452
Total	R$ 1,759	R$ 1,382	R$ 1,279